Annual Total Returns[BarChart] - Transamerica PIMCO Tactical - Growth VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.37%)	0.98%	17.03%	6.63%	(3.16%)	5.09%	15.13%	(7.49%)	21.97%	9.26%